EXHIBIT 99.2

John Deere Owner Trust 2013-B

Statement to Certificateholders

$257,000,000   Class A-1  0.25000%  Asset Backed Notes due September 26, 2014

$227,000,000   Class A-2  0.55%  Asset Backed Notes due January 15, 2016

$277,000,000   Class A-3  0.87%  Asset Backed Notes due August 15, 2017

$87,613,000   Class A-4  1.39%  Asset Backed Notes due December 16, 2019

$21,759,823  Asset Backed Certificates

Payment Date:			15-Jun-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$9,743,067.82
		per $1,000 original principal amount:	$35.17

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$9,743,067.82

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$24,847.64
		per $1,000 original principal amount:	$0.09

		(iv) Class A-4 Notes:	$101,485.06
		per $1,000 original principal amount:	$1.16

		(v) Total:	$126,332.70

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$134,245,602.79

	(b)	Note Value at end of related Collection Period:	$133,902,359.41

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$24,529,536.28
		(ii)	A-3 Note Pool Factor:	0.0885543

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$120,050.10
		(i)	per $1,000 original principal amount:	$0.14
	(b)	Amount of Servicing Fee earned:		$120,050.10
	(c)	Amount of Servicing Fee paid:		$120,050.10
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$2,903,322.60
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.16%

(11)	(i)	Aggregate amount of net losses for the collection period:		$61,048.65
	(ii)	Cumulative amount of net losses:		$2,355,723.53
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.27%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$165,491.99
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%